TAXES IN INSTALLMENTS	12 Months Ended
Dec. 31, 2024
Taxes In Installments
TAXES IN INSTALLMENTS

19.	TAXES IN INSTALLMENTS

The position of REFIS debts and other installment plans, recorded in installment taxes in current and non-current liabilities, as shown in note 17, are demonstrated as follows:

		Consolidated
	12/31/2024	12/31/2023
Federal REFIS Law 11.941/09	9,942	9,942
Federal REFIS Law 12.865/13	28,663	34,775
Other taxes in installments	121,576	185,107
	160,181	229,824

Classified:
Current	56,226	75,735
Non-current	103,955	154,089
	160,181	229,824

Refers to the balance arising from the adhesion to the REFIS related to the refinancing programs of Law 11,941/09, Law 12,865/13 and the installment that allows the taxpayer to pay the debts registered in overdue debt of the Federal Government with benefits, reduced down payment and extended payment term. The installments are paid in monthly installments, with interest at the SELIC rate.